Receivable from related party and other non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of receivable from related party and other non-current financial assets

	December 31, 2018	December 31, 2017
Current assets:
Receivable from related party (Note 22)	$1,620,073	$1,367,586
	$1,620,073	$1,367,586

	December 31, 2018	December 31, 2017
Receivable from related party and other non-current financial assets:
Receivable from related party (Note 22)	$266,211	$1,788,698
Marketable securities	5,566	8,441
Other	7,242	6,935
	$279,019	$1,804,074